2. OIL AND GAS PROPERTIES (Tables)	9 Months Ended	12 Months Ended
	May 31, 2014	Aug. 31, 2013
Oil And Gas Properties Tables
Schedule of Oil and Gas Acquisition
	Fair Value of Assets Acquired
	Nahanni Assets	Devon Assets	Total
Asset Description
Unproven Properties
Unproved leasehold costs	$14,548,787	$13,827,001	$28,375,788
Plant and equipment	8,594,362	6,484,001	15,078,363
Gathering systems	2,383,405	1,788,001	4,171,406
Vehicles	–	4,527	4,527
	25,526,554	22,103,530	47,630,084
Goodwill	–	1,194,365	1,194,365
Total Assets Acquired - KGP	$25,526,554	$23,297,895	$48,824,449

	Fair Value of Assets Acquired (as restated)
	Nahanni Assets	Devon Assets	Total
Asset Description		(Restated)
Unproven Properties
Unproved leasehold costs	$14,548,787	$13,827,001	$28,375,788
Plant and equipment	8,594,362	6,484,001	15,078,363
Gathering systems	2,383,405	1,788,001	4,171,406
Vehicles	–	4,527	4,527
Unproven Properties	25,526,554	22,103,530	47,630,084
Goodwill	–	1,194,365	1,194,365
Total Assets Acquired - KGP	$25,526,554	$23,297,895	$48,824,449

Capitalized acquisition, exploration and development costs

KGP – Unproven Properties

Balance, August 31, 2011	$––
Acquisition costs	22,103,530
Expenditures on oil and gas properties	3,851
Depletion and depreciation	––
Oil and gas property impairment	––
Balance, August 31, 2012	22,107,381

Acquisition costs	25,526,554
Expenditures on oil and gas properties	1,264,037
Depletion and depreciation	––
Oil and gas property impairment	––
Balance, August 31, 2013	$48,897,972

Total Unproven Properties	2013	2012	August 31, 2013
Unproved properties acquired	$25,526,554	$22,103,530	$47,630,084
Unproven development costs	1,264,031	3,851	1,267,882
Total unproven costs	$26,790,585	$22,107,381	$48,897,966